Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of earnings per share
(a)	Basic and diluted earnings per share for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	4,019,254	4,665,643	4,368,035
Less:
Dividends to hybrid bond		(116,388)	(156,277)	(189,672)

Net profit available for common stock	~~W~~	3,902,866	4,509,366	4,178,363

Weighted average number of common shares outstanding (*)		534,049,948	530,638,621	519,207,776
Basic and diluted earnings per share in won	~~W~~	7,308	8,498	8,048

(*)
The number of common shares outstanding is 512,759,471 shares. The above weighted-average stocks are calculated by reflecting 17,482,000 shares of convertible preferred shares issued on May 1, 2019 and then converted into common shares on May 1, 2023, and
7,814,685 shares and
13,507,398 shares of treasury stock acquired and canceled during the periods ended December 31, 2022 and 2023.

Summary of weighted average number of ordinary shares
(b)	The calculation details of the weighted average number of ordinary shares for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Number of shares	Accumulated Number of shares
Number of common shares issued	508,784,869	187,476,994,819
Shares of convertible preferred stock	17,482,000	6,380,930,000
Shares of treasury stock	(6,352)	(174,828,329)
Average number of ordinary shares	526,260,517	193,683,096,490
Days		365 days
Weighted average number of ordinary shares		530,638,621

	2023
	Number of shares	Accumulated Number of shares
Number of common shares issued	512,759,471	187,756,015,279
Shares of convertible preferred stock	—	2,097,840,000
Shares of treasury stock	(6,352)	(343,017,080)
Average number of ordinary shares	512,753,119	189,510,838,199
Days		365 days
Weighted average number of ordinary shares		519,207,776